Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 262	$ 168
Regulatory Liability, Long-term	1,618	1,604
Total regulatory liabilities	1,880	1,772
Deferred income tax regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	828	830
Accumulated reserve - COR
Regulatory Liabilities [Line Items]
Total regulatory liabilities	733	849
Cost recovery clauses
Regulatory Liabilities [Line Items]
Total regulatory liabilities	121	32
NSPI FAM | Regulated
Regulatory Liabilities [Line Items]
Total regulatory liabilities	56	0
Deferrals related to derivative instruments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	44	17
BLPC Self-insurance fund ("SIF")
Regulatory Liabilities [Line Items]
Total regulatory liabilities	32	29
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 66	$ 15